5. DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Tables
Long Term Debt

Long-term borrowings are summarized as follows (in thousands):

	March 31, 2013	December 31, 2012
Kinergy operating line of credit	$20,558	$19,711
Senior unsecured notes	20,313	–
Subordinated convertible notes	6,000	–
Plant Owners’ term debt and accrued interest	57,097	54,821
Plant Owners’ operating lines of credit	46,500	46,000
Note payable to related party	750	750
	151,218	121,282
Less: Parent purchased Plant Owners’ term debt	(24,174)	–
Less: Unamortized discount on senior unsecured notes	(2,432)	–
Less: Unamortized discount on convertible notes	(2,283)	–
	122,329	121,282
Less short-term portion	(8,496)	(4,029)
Long-term debt	$113,833	$117,253

	December 31,
	2012	2011
Kinergy’s operating line of credit	$19,711	$20,432
Note payable to related party	750	750
Plant Owners’ term debt	54,821	51,279
Plant Owners’ operating lines of credit	46,000	21,978
	121,282	94,439
Less current portion	(4,029)	(750)
Long-term debt	$117,253	$93,689

Long Term Debt Due
Years Ended December 31,	Amount

2013	$4,029
2014	750
2015	25,711
2016	90,792
Total	$121,282